Commitments and contingencies - Schedule of future minimum lease payments for operating leases (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Year ending December 31, 2024	$ 128,090
Year ending December 31, 2024 / 2025	172,931	$ 21,002
Year ending December 31, 2025 / 2026	43,411	0
Operating lease, right-of-use asset		21,002
Interest portion of right of use liability	(33,556)	(182)
Operating lease liabilities	$ 310,876	$ 20,820